RISK MANAGEMENT (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and Receivables, Percentage	100.00%	100.00%
Total gross credit portfolio [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 166,372,776	$ 155,160,176
Agricultural
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 3,940,981	$ 3,734,625
Loans and Receivables, Percentage	2.00%	2.00%
Mining products and oil
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 2,377,188	$ 2,018,219
Loans and Receivables, Percentage	1.00%	1.00%
Food, beverage and tobacco
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 8,165,975	$ 7,273,602
Loans and Receivables, Percentage	5.00%	5.00%
Chemical production
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 5,672,310	$ 5,276,248
Loans and Receivables, Percentage	3.00%	4.00%
Other industrial and manufacturing products
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 4,469,427	$ 4,576,173
Loans and Receivables, Percentage	3.00%	3.00%
Government
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 3,579,838	$ 3,629,849
Loans and Receivables, Percentage	2.00%	2.00%
Construction
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 10,313,655	$ 9,959,536
Loans and Receivables, Percentage	7.00%	7.00%
Trade and tourism
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 2,182,437	$ 2,025,206
Loans and Receivables, Percentage	1.00%	1.00%
Transportation and communications
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 7,566,374	$ 7,814,741
Loans and Receivables, Percentage	5.00%	5.00%
Public services
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 5,421,328	$ 5,160,778
Loans and Receivables, Percentage	3.00%	3.00%
Consumer services
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 70,947,936	$ 66,157,872
Loans and Receivables, Percentage	43.00%	43.00%
Commercial services
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 38,788,363	$ 34,587,323
Loans and Receivables, Percentage	23.00%	22.00%
Other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	$ 2,946,964	$ 2,946,004
Loans and Receivables, Percentage	2.00%	2.00%